Note 29 - Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Accounts receivable (i), (ii)	2,359,182	1,641,016
Receivable from other related parties	16,268	115,385
Due from related parties	2,375,450	1,756,401

Payable to other related parties	(16,198)	(456,765)
Due to related parties	(16,198)	(456,765)